Consolidated Balance Sheets - USD ($) $ in Thousands		Apr. 30, 2016	May 02, 2015
Current assets:
Cash and cash equivalents		$ 13,838	$ 14,646
Receivables, net		124,917	60,265
Merchandise inventories, net		933,723	995,738
Prepaid expenses and other current assets		105,912	93,965
Current assets of discontinued operations			447,626
Total current assets		1,178,390	1,612,240
Property and equipment:
Land and land improvements		2,541	2,541
Buildings and leasehold improvements		1,058,452	1,057,975
Fixtures and equipment		1,560,005	1,531,315
Property and equipment, gross		2,620,998	2,591,831
Less accumulated depreciation and amortization		2,322,418	2,250,096
Net property and equipment		298,580	341,735
Goodwill		211,276	215,197
Intangible assets, net		310,904	315,653
Other non-current assets		13,632	7,905
Non-current assets of discontinued operations			619,701
Total assets	[1]	2,012,782	3,112,431
Current liabilities:
Accounts payable		480,574	484,574
Accrued liabilities		360,194	326,660
Gift card liabilities		353,103	358,146
Current liabilities of discontinued operations			303,613
Total current liabilities		1,193,871	1,472,993
Long-term debt		47,200
Long-term deferred taxes		54,017	15,795
Other long-term liabilities		114,184	162,209
Non-current liabilities of discontinued operations			76,017
Redeemable Preferred Shares; $0.001 par value; 5,000 shares authorized; 0 and 204 shares issued, respectively			196,059
Shareholders' equity:
Common stock; $0.001 par value; 300,000 shares authorized; 111,228 and 98,115 shares issued, respectively		112	98
Additional paid-in capital		1,738,034	1,927,997
Accumulated other comprehensive income (loss)		151	(16,533)
Retained earnings		(24,349)	357,512
Treasury stock, at cost, 37,941 and 34,841 shares, respectively		(1,110,438)	(1,079,716)
Total shareholders' equity		$ 603,510	$ 1,189,358
Commitments and contingencies
Total liabilities and shareholders' equity		$ 2,012,782	$ 3,112,431

[1]	Excludes intercompany balances.